Regulatory Matters - Schedule of Additional Significant Riders Associated with Virginia Power Projects (Parenthetical) (Detail) - Rider T1 - Virginia Electric and Power Company $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Public Utilities General Disclosures [Line Items]
Total revenue requirement	$ 879 [1]
Operating Segments | Virginia Regulation
Public Utilities General Disclosures [Line Items]
Total revenue requirement	369
Operating Segments | Virginia Regulation | Transmission Component Of Virginia Powers
Public Utilities General Disclosures [Line Items]
Total revenue requirement	$ 510

[1]	Consists of $510 million for the transmission component of Virginia Power's base rates and $369 million for Rider T1.